United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/08

Date of Reporting Period:  Quarter ended 7/31/08

Item 1.                      Schedule of Investments

Federated Capital Appreciation Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--96.3%
		Consumer Discretionary--9.0%
744,900		Carnival Corp.	$27,516,606
1,053,600		Darden Restaurants, Inc.	34,315,752
960,800		Mattel, Inc.	19,264,040
824,190		McDonald's Corp.	49,278,320
861,000		Walt Disney Co.	26,131,350
		TOTAL	156,506,068
		Consumer Staples--16.5%
253,100	[1]	Energizer Holdings, Inc.	18,056,154
714,000		Kellogg Co.	37,884,840
1,572,000		Kroger Co.	44,456,160
808,741		Nestle SA	35,443,580
537,187		Procter & Gamble Co.	35,175,005
1,309,336		Unilever N.V., ADR	36,281,700
1,360,600		Wal-Mart Stores, Inc.	79,758,372
		TOTAL	287,055,811
		Energy--11.4%
228,400		Apache Corp.	25,619,628
399,297		Exxon Mobil Corp.	32,115,458
650,600	[1]	Nabors Industries Ltd.	23,720,876
226,900	[1]	Petroleo Brasileiro SA, ADR	12,685,979
397,100		Schlumberger Ltd.	40,345,360
864,500	[1]	Weatherford International Ltd.	32,617,585
660,650		XTO Energy, Inc.	31,202,500
		TOTAL	198,307,386
		Financials--13.6%
610,500		BB&T Corp.	17,106,210
409,100		Bank of America Corp.	13,459,390
218,510		Goldman Sachs Group, Inc.	40,214,580
3,235,000		Huntington Bancshares, Inc.	22,709,700
1,576,800		J.P. Morgan Chase & Co.	64,065,384
440,200		Janus Capital Group, Inc.	13,355,668
328,600		MetLife, Inc.	16,683,022
638,700		U.S. Bancorp	19,550,607
449,400		Wachovia Corp.	7,761,138
725,100		Wells Fargo & Co.	21,948,777
		TOTAL	236,854,476
		Health Care--14.6%
313,600	[1]	Amgen, Inc.	19,640,768
599,000		Baxter International, Inc.	41,097,390
456,132		Bayer AG	39,423,086
513,100		Becton, Dickinson & Co.	43,567,321
337,700	[1]	Genentech, Inc.	32,165,925
354,400		Johnson & Johnson	24,265,768
527,700		Medtronic, Inc.	27,878,391
91,000	[1]	Waters Corp.	6,182,540
481,500		Wyeth	19,510,380
		TOTAL	253,731,569
		Industrials--12.5%
591,500		ABB Ltd., ADR	15,509,130
353,500	[1]	Foster Wheeler Ltd.	20,068,195
829,403		General Electric Co.	23,463,811
382,875		Lockheed Martin Corp.	39,945,349
549,500		Norfolk Southern Corp.	39,520,040
577,500		Northrop Grumman Corp.	38,917,725
553,400		United Parcel Service, Inc.	34,908,472
40,550	[1]	Vestas Wind Systems A/S	5,330,937
		TOTAL	217,663,659
		Information Technology--14.9%
327,900	[1]	Adobe Systems, Inc.	13,558,665
135,670	[1]	Apple, Inc.	21,564,746
1,388,633	[1]	Cisco Systems, Inc.	30,536,040
399,700		Hewlett-Packard Co.	17,906,560
1,746,100		Intel Corp.	38,745,959
327,500	[1]	MEMC Electronic Materials, Inc.	15,133,775
897,602		Microsoft Corp.	23,086,323
39,900		Nintendo Corp. Ltd.	19,240,574
1,542,200	[1]	Oracle Corp.	33,203,566
773,100		Qualcomm, Inc.	42,783,354
244,300	[1]	Yahoo, Inc.	4,859,127
		TOTAL	260,618,689
		Materials--1.4%
130,500		Freeport-McMoRan Copper & Gold, Inc.	12,625,875
99,100		Monsanto Co.	11,803,801
		TOTAL	24,429,676
		Utilities--2.4%
649,500		American Electric Power Co., Inc.	25,655,250
228,800		FirstEnergy Corp.	16,828,240
		TOTAL	42,483,490
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,574,521,272)	1,677,650,824
		MUTUAL FUND--3.4%
60,133,814	[2,3]	Prime Value Obligations Fund, Institutional Shares, 2.58% (AT NET ASSET VALUE)	60,133,814
		TOTAL INVESTMENTS --- 99.7% (IDENTIFIED COST $1,634,655,086)[4]	1,737,784,638
		OTHER ASSETS AND LIABILITIES --- NET— 0.3%[5]	5,040,531
		TOTAL NET ASSETS---100%	$1,742,825,169

1	Non-income producing security.
2	Affiliated company.
3	7-Day net yield.
4
At July 31, 2008, the cost of investments for federal tax purposes was $1,634,655,086. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $103,129,552. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $145,059,691 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,930,139.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Kaufmann Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares, Units Held or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--75.8%
		Consumer Discretionary--3.8%
29,640,000	[1]	A-Max Holdings Ltd.	$1,041,412
1,348,800	[1,2]	ATA, Inc., ADR	20,191,536
403,100	[1,3,4]	B2W Companhia Global Do Varejo, GDR	30,369,554
3,351,300		Belle International Holdings	3,445,982
5,087,750		Bharat Forge Ltd.	30,276,216
443,500	[1,2]	Central European Media Enterprises Ltd., Class A	36,921,375
6,300,800	[1]	China Dongxiang Group Co.	2,407,174
338,100	[1,2]	ChinaEdu Corp., ADR	1,234,065
2,954,800	[1]	Cia Hering	17,544,302
2,938,500	[1]	Clear Media Ltd.	1,936,076
1,714,700	[1]	Construtora Tenda SA	11,790,410
1,595,500	[1,5]	Dolan Media Co.	33,681,005
637,100	[1,2]	Focus Media Holding Ltd., ADR	18,928,241
1,000,000	[1,3,4]	Hydrogen Corp.	225,000
250,000	[1]	Hydrogen Corp., Warrants 5/5/2011	0
895,900		Kangwon Land, Inc.	21,245,364
12,156,700	[1,5]	Le Lis Blanc Deux Com e Confeccoes de Roupas SA	36,168,181
403,100	[1]	Maruti Suzuki India Ltd.	5,388,485
900,000		National CineMedia, Inc.	11,511,000
100,000	[1]	New Oriental Education & Technology Group, Inc., ADR	7,000,000
8,934,000	[1]	New World Department Store China	7,125,036
14,197,500		Parkson Retail Group Ltd.	19,586,159
43,825,000	[1]	Rexcapital Financial Holdings Ltd.	3,631,656
885,200	[1]	SEB - Sistema Educacional Brasileiro SA	11,755,194
8,594,200	[1]	Sirius Satellite Radio, Inc.	13,750,720
2,285,700		TVN SA	20,040,160
63,000	[1]	Trisul SA	263,455
24,100	[1,2]	VisionChina Media, Inc., ADR	603,464
		TOTAL	368,061,222
		Consumer Staples--1.7%
1,000,000	[2]	CVS Caremark Corp.	36,500,000
5,935,200	[1]	Hypermarcas SA	71,239,073
1,800,400		ITC Ltd.	7,945,867
796,400		Philip Morris International, Inc.	41,134,060
631,952		Radico Khaitan Ltd.	1,130,822
261,500		United Spirits Ltd.	7,813,342
		TOTAL	165,763,164
		Energy--7.7%
4,943,000	[1]	Atlas Acquisition Holdings Corp.	48,070,675
450,000	[1,2]	Bristow Group, Inc.	20,245,500
176,900		Chesapeake Energy Corp.	8,871,535
7,746,600	[1,5]	Dresser-Rand Group, Inc.	295,145,460
536,408	[1,2]	IHS, Inc., Class A	33,380,670
120,000	[1]	National-Oilwell, Inc.	9,435,600
100,000	[2]	Range Resources Corp.	4,856,000
711,505		Reliance Industries Ltd.	36,693,831
386,900	[1]	Sandridge Energy, Inc.	18,915,541
200,000		Schlumberger Ltd.	20,320,000
245,000	[1]	Southwestern Energy Co.	8,895,950
2,000,000	[2]	Spectra Energy Corp.	54,340,000
67,200	[1,2]	Transocean Sedco Forex, Inc.	9,141,216
500,000		Walter Industries, Inc.	52,435,000
615,000	[1]	Weatherford International Ltd.	23,203,950
2,148,150		XTO Energy, Inc.	101,457,124
		TOTAL	745,408,052
		Financials--8.8%
2,344,135		3i Group PLC	41,622,567
132,600	[1,2]	Alleghany Corp.	41,804,802
2,901,600	[1,3,4]	Bolsa de Mercadorias e Futuros	25,564,758
1,227,300	[1]	Bovespa Holding SA	15,506,778
48,850	[1]	Brasil Brokers Participacoes	38,829,247
3,195,100	[2]	Brookfield Asset Management, Inc., Class A	107,419,262
209,900	[1]	CNinsure, Inc., ADR	2,907,115
457,998	[1]	DLF Ltd.	5,465,753
252,100		DuPont Fabros Technology, Inc.	4,121,835
1	[1,3]	FA Private Equity Fund IV LP	892,869
70,000	[2]	Greenhill & Co., Inc.	4,300,100
2,154,450		Housing Development Finance Corp. Ltd.	113,694,957
1,337,680		ICICI Bank Ltd.	19,601,595
1	[3]	Incuvest LLC	0
1	[1,3]	Infrastructure Fund	18,638
3,300,000		Loews Corp.	147,048,000
1,852,200	[1,5]	MBF Healthcare Acquisition Corp.	14,632,380
25,301	[1]	Markel Corp.	9,184,263
1	[3]	Peachtree Leadscope LLC	0
1	[1,3]	Peachtree Leadscope LLC	3,250,000
2,300,000	[1]	Philadelphia Consolidated Holding Corp.	134,435,000
2,504,100		Power Finance Corp.	7,702,998
1	[3]	Rocket Ventures II	74,069
1,977,200	[1]	Sino-Ocean Land Holdings Ltd.	1,297,524
1,463,300		State Street Corp.	104,830,812
		TOTAL	844,205,322
		Health Care--18.3%
200,000	[1,2]	Abaxis, Inc.	3,978,000
1,500,000	[1]	Advancis Pharmaceutical Corp., Warrants 4/12/2012	1,253,845
3,000,000	[1,2]	Alkermes, Inc.	47,250,000
2,000,008		Allergan, Inc.	103,860,415
600,000	[1,2]	Alnylam Pharmaceuticals, Inc.	20,868,000
2,000,000	[1,5]	Anadys Pharmaceuticals, Inc.	5,440,000
1	[3]	Apollo Investment Fund V	7,941,802
434,259	[1]	Ardais Corp., Warrants	0
434,259	[1,3]	Ardais Corp., Warrants 4/14/2009	0
7,000,000	[1,2,5]	Arena Pharmaceuticals, Inc.	47,460,000
493,900	[1]	Arthrocare Corp.	10,441,046
500,000	[1,2]	Aspect Medical Systems, Inc.	2,650,000
3,000,000	[1,2,5]	Auxilium Pharmaceutical, Inc.	111,300,000
628,500	[1]	Avalon Pharmaceuticals, Inc.	722,775
445,300	[1,3,4]	Avalon Pharmaceuticals, Inc.	512,095
157,125	[1]	Avalon Pharmaceuticals, Inc., Warrants 5/24/2012	32,614
7,627		Aventis Pharma Ltd.	141,358
558,660	[1,3]	Avigen, Inc.	1,843,578
2,877,672	[1,5]	Avigen, Inc.	9,496,318
2,000,000	[1,2]	BioMarin Pharmaceutical, Inc.	65,100,000
747,600	[1]	CardioNet, Inc.	20,603,856
274,595	[1,2]	Chindex International, Inc.	4,258,968
185,980	[1]	Chindex International, Inc.	2,884,550
714,286	[1,3,5]	Conceptus, Inc.	12,192,862
3,634,700	[1,2,5]	Conceptus, Inc.	62,044,329
600,000	1,3,4,,5	Conceptus, Inc.	10,242,000
625,000	[3]	Conceptus, Inc.	10,668,750
500,000	[1,3]	Cortek, Inc.	0
1,022,800	[1,3,4]	CryoCath Technologies, Inc.	4,295,171
2,000,000	[1,2]	Cubist Pharmaceuticals, Inc.	45,320,000
1,746,833	[1,5]	Cyclacel Pharmaceuticals, Inc.	3,301,514
857,143	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 4/28/2013	1,077,748
242,091	[1]	Cyclacel Pharmaceuticals, Inc., Warrants 2/17/2014	158,360
1,500,000	[1,2]	Cytokinetics, Inc.	7,920,000
1	[3]	Denovo Ventures I LP	5,291,751
126,065	[1,3]	DexCom, Inc. Restricted	847,157
1,363,000		Dishman Pharmaceuticals & Chemicals Ltd.	9,473,044
489,500	[1]	Durect Corp.	2,173,380
6,500,000	[1,2,5]	Dyax Corp.	28,015,000
6,528,364	[1,2,5]	Dynavax Technologies Corp.	10,641,233
250,000	[1]	Endo Pharmaceuticals Holdings, Inc.	5,787,500
4,046,250	[1,2,3,5]	Endologix, Inc.	8,699,437
3,555,556	[1]	Endologix, Inc.	7,644,445
600,000	[1]	Endologix, Inc.	1,290,000
1,250,000	[1,3]	Endologix, Inc.	2,687,500
5,081,706	[1,5]	Epigenomics AG	16,579,412
461,121	[1]	Favrille, Inc., Warrants 3/7/2011	4
1,042,038	[1]	Favrille, Inc., Warrants 11/7/2012	0
410,000		Glenmark Pharmaceuticals Ltd.	6,224,708
523,900		Hikma Pharmaceuticals PLC	4,110,998
347,700	[1]	IPC The Hospitalist Co., Inc.	7,492,935
2,000,000	[1,2]	Illumina, Inc.	186,480,000
1,497,150	[1,2]	Incyte Genomics, Inc.	13,863,609
2,545,895	[1,2,5]	Insulet Corp.	35,515,235
1,999,223	[1,2]	Isis Pharmaceuticals, Inc.	34,246,690
4,069,762	[1,3]	Isis Pharmaceuticals, Inc.	69,715,023
1,176,470	[1]	Isis Pharmaceuticals, Inc., Warrants 8/23/2010	14,640,028
1	[3]	Latin Healthcare Fund	1,470,271
1,000,000	[1,2]	Masimo Corp.	37,770,000
1,890,600		Merck & Co., Inc.	62,200,740
141,218	[1]	Metabasis Therapeutics, Inc.	193,469
1,687,149	[1,3,4]	Metabasis Therapeutics, Inc.	2,311,394
416,580	[1]	Metabasis Therapeutics, Inc., Warrants 4/15/2013	358,704
2,175,000	[1,2,5]	Momenta Pharmaceuticals, Inc.	36,061,500
23,198,600	[1,2,5]	Monogram Biosciences, Inc.	24,822,502
2,000,000	[1,2]	Mylan Laboratories, Inc.	25,940,000
4,381,825	[1,2,5]	Neurocrine Biosciences, Inc.	20,331,668
77,592	[1,3,4]	Newron Pharmaceuticals SpA	1,809,910
2,500,000	[1]	OSI Pharmaceuticals, Inc.	131,575,000
685,632	[1,2]	Pain Therapeutics, Inc.	5,841,585
1	[3]	Peachtree Velquest	0
1,268,677	[1]	Pharmacopeia, Inc.	4,148,574
222,650	[1]	Pharmacopeia, Inc., Warrants 4/19/2011	181,616
2,176,800		Piramal Healthcare Ltd.	16,333,256
86,820	[1]	Piramal Life Sciences Ltd.	353,378
64,200	[1,2]	Power Medical Interventions, Inc.	338,976
2,574,789	[1,5]	Progenics Pharmaceuticals, Inc.	42,484,019
1,258,600	[1,2]	Protalix Biotherapeutics, Inc.	3,310,118
379,300	[1,2]	Regeneron Pharmaceuticals, Inc.	8,302,877
1,000,000	[1]	Repligen Corp.	5,330,000
1,000,000	[1]	SXC Health Solutions Corp.	13,590,000
1		Sanarus Medical, Inc.	609,591
1	[1]	Sanarus Medical, Inc., Warrants 11/15/2013	213
458,965	[1]	Sanarus Medical, Inc., Warrants	0
1,000,000	[1,2]	Seattle Genetics, Inc.	11,360,000
148,200	[1]	Sequenom, Inc.	3,165,552
274	[1]	Soteira, Inc.	343
306,300		Sun Pharmaceutical Industries Ltd.	10,083,123
845,204		UnitedHealth Group, Inc.	23,733,328
101,200	[1,2]	VCA Antech, Inc.	2,948,968
4,211,677	[1]	Vasogen, Inc., Warrants 11/8/2011	31,617
1,696,945	[1,2]	Vical, Inc.	5,718,705
8,800,000	[1,2]	Warner Chilcott Ltd., Class A	148,808,000
1,410,138	[1,5]	World Heart Corp., Warrants 9/22/2008	0
1,029,010	[1,2]	WuXi PharmaTech Cayman, Inc., ADR	18,645,661
		TOTAL	1,766,843,701
		Industrials—13.7%
454,500	[1]	Aecom Technology Corp.	12,939,615
841,100	[1,3,4]	Allen-Vanguard Corp.	1,560,711
2,271,400		Asea Brown Boveri Ltd.	40,578,386
1,150,500		Bharat Heavy Electricals Ltd.	44,919,641
100,000		C.H. Robinson Worldwide, Inc.	4,820,000
1,489,940	[2]	CLARCOR, Inc.	57,392,489
17,919,300		China Metal International Ho	3,667,995
1,000,000	[1,2,5]	CoStar Group, Inc.	49,890,000
200,000		Con-way, Inc.	10,112,000
746,800	[1,2]	Copart, Inc.	32,754,648
2,547,773		Crompton Greaves Ltd.	13,867,034
1,593,320		Energysolutions, Inc.	32,678,993
900,000		Expeditors International Washington, Inc.	31,959,000
950,000	[1,2]	First Solar, Inc.	270,854,500
345,813		Forward Air Corp.	12,653,298
2,912,700	[1]	GT Solar International, Inc.	35,709,702
750,000	[1,2]	Iron Mountain, Inc.	21,750,000
10,000,000	[1,2]	Jet Blue Airways Corp.	52,700,000
1,340,500	[1]	Kansas City Southern Industries, Inc.	73,727,500
1,000,000		Kuehne & Nagel International AG	83,467,168
720,000	[2]	Landstar System, Inc.	36,417,600
700,000	[2]	Macquarie Infrastructure Co. LL	15,694,000
4,543,864		Max India Ltd.	20,248,917
422,300		Panalpina Welttransport Holding AG	34,703,305
1,289,900		Precision Castparts Corp.	120,515,357
300,000	[1]	Quanta Services, Inc.	9,264,000
1,500,000		Rockwell Collins	74,535,000
1,930,900	[1,2]	Ryanair Holdings PLC, ADR	47,017,415
4,942,900		Shun Tak Hldgs	3,880,410
464,470	[1,2]	TransDigm Group, Inc.	17,097,141
1,632,000	[2]	Trinity Industries, Inc.	61,428,480
		TOTAL	1,328,804,305
		Information Technology--12.3%
1,000,000	[1]	Access Integrated Technology, Inc., Class A	2,300,000
500,000	[1]	Amdocs Ltd.	15,205,000
862,800	[1,2]	Anadigics, Inc.	5,150,916
1,029,300	[1,2]	Blackboard, Inc.	41,130,828
1,400,000	[1,2]	CSR PLC	7,951,423
2,008,100	[1,5]	Ceragon Networks Ltd.	15,803,747
2,899,700	[1,5]	Compugroup Holding AG	25,988,266
3,000,000	[1]	Comverse Technology, Inc.	44,940,000
400,000	[1,2]	DST Systems, Inc.	24,172,000
416,700	[1]	Eagle Test Systems, Inc.	5,167,080
1,059,322	[3]	Expand Networks Ltd.	0
5,368,223	[1]	MEMC Electronic Materials, Inc.	248,065,585
2,500,000	[1]	MSCI, Inc., Class A	74,375,000
487,500	[2]	Mastercard, Inc.	119,023,125
2,340,000	[1]	Microsemi Corp.	60,746,400
2,200,000	[1]	NIC, Inc.	16,060,000
100,000		Nintendo Corp. Ltd.	48,221,989
4,700,000	[1,2]	ON Semiconductor Corp.	44,133,000
436,373	[1]	Online Resources Corp.	2,984,791
530,000	[1,3,4,5]	Online Resources Corp.	3,625,200
1,000,000	[1]	Oracle Corp.	21,530,000
1,000,000	[1]	Parametric Technology Corp.	19,370,000
1	[3]	Peachtree Open Networks	0
1,000,000	[1,5]	RADWARE Ltd.	8,250,000
857,200	[1]	Redecard SA	15,980,489
417,200	[1,3,4]	Redecard SA, GDR	15,557,388
5,000,000	[1,2]	Renesola Ltd., ADR	78,850,000
225,600	[1]	SI International, Inc.	4,123,968
3,751,199	[3]	Sensable Technologies, Inc.	0
1	[3]	Sensable Technologies, Inc.	100,280
4,952,157	[1,2,5]	Solera Holdings, Inc.	143,563,031
1,523,200	[1,5]	TNS, Inc.	34,728,960
2,943,800	[1]	Telecity Group PLC	13,858,879
1,311,750	[1]	ValueClick, Inc.	15,609,825
500,000	[1]	eBay, Inc.	12,585,000
		TOTAL	1,189,152,170
		Materials--4.0%
574,400		Cleveland Cliffs, Inc.	62,270,704
30,991,300	[1]	Huabao International Holdings Ltd.	24,899,203
800,000	[1]	Intrepid Potash, Inc.	44,240,000
1,151,400		Jubilant Organosys Ltd.	9,682,510
34,665,700	[1]	Lee & Man Paper Manufacturing Ltd.	40,714,064
7,502,100		Luks Group (Vietnam Holdings) Co. Ltd.	4,139,692
200,000	[1]	Mosaic Co./The	25,442,000
39,294,300		Nine Dragons Paper Holdings Ltd.	30,358,639
1,532,900		Nucor Corp.	87,712,538
200,000		Potash Corp. of Saskatchewan, Inc.	40,854,000
19,419,000		Sinofert Holdings Ltd.	14,005,854
15,951,000	[1]	TPI Polene Co. Ltd.	2,548,159
		TOTAL	386,867,363
		Telecommunication Services--1.8%
3,725,950	[1]	Bharti Airtel Ltd.	69,143,494
1,450,000		NTELOS Holdings Corp.	34,669,500
2,300,000	[1]	PAETEC Holding Corp.	13,547,000
4,041,700		PT Telekomunikasi Indonesia	3,388,144
371,700		PT Telekomunikasi Indonesia, Class CS, ADR	12,258,666
2,550,000	[1,2]	TW Telecom, Inc.	40,749,000
222,010		Tulip Telecom Ltd.	4,897,876
		TOTAL	178,653,680
		Utilities--3.7%
2,470,638		American Water Works Co., Inc.	47,559,782
231,930	[1]	BF Utilities Ltd.	10,716,501
62,394		Brookfield Infrastructure Partners LP	1,166,768
576,950	[1]	Cascal NV	6,288,755
3,340,700	[1]	China Resources Power Holdings Co. Ltd.	7,398,374
1,763,800		Dominion Resources, Inc.	77,924,684
3,138,310	[1,3,4]	EDP Renovaveis SA	31,476,747
199,068,100	[1]	Energy Development Corp.	21,704,494
1,234,500	[2]	ITC Holdings Corp.	64,342,140
7,098,000		NTPC Ltd.	28,116,332
1,000,000		Northeast Utilities Co.	25,160,000
12,703,921	[1]	Power Grid Corp. of India Ltd.	27,696,397
2,209,767		Rural Electrification Corp. Ltd.	4,466,511
		TOTAL	354,017,485
		TOTAL COMMON STOCKS (IDENTIFIED COST $5,797,527,680)	7,327,776,464
		PREFERRED STOCKS--1.0%
		Financials--0.5%
173,200	[5]	Alleghany Corp., Conv. Pfd. $15.21 Annual Dividend	51,122,924
		Health Care--0.5%
1,694,915	[3]	Ardais Corp., Conv. Pfd.	0
790,960	[3]	Ardais Corp., Conv. Pfd., Series C	0
446,816	[3]	Cortek, Inc., Conv. Pfd., Series D2	0
1,515,152	[3]	Cortex, Inc., Pfd., Series D	0
42,000		Mylan Laboratories, Inc., Conv. Pfd.	37,552,200
1,058,043	[3]	Sanarus Medical, Inc., Pfd., Series A	0
1,448,436	[3]	Sanarus Medical, Inc., Pfd., Series B	0
4,456,271	[3]	Sanarus Medical, Inc., Pfd., Series C	0
3,555,987		Sanarus Medical, Inc., Pfd., Series D	2,837,678
1,408,979		Sanarus Medical, Inc., Pfd., Series E	1,301,756
958,744		Soteira, Inc., Pfd.	1,198,430
		TOTAL	42,890,064
		Information Technology--0.0%
679,348	[3]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $122,285,187)	94,012,988
		CORPORATE BONDS--0.8%
		Health Care--0.6%
$1		Ardais Corp. Conv. Bond	61,221
29,646,000	[3,4]	Insulet Corp., Sr. Conv. Note, 5.375%, 6/15/2013	27,954,696
19,800,000	[3,4]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	26,374,194
		TOTAL	54,390,111
		Information Technology--0.2%
24,802,000	[3,4]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	22,082,858
		TOTAL CORPORATE BONDS (IDENTIFIED COST $74,682,259)	76,472,969
		CORPORATE NOTES—0.0%
		Health Care--0.0%
1		Ardais Corp. Conv. Bond	61,221
2,087,000	[3,4]	Neurochem, Inc., Conv. Bond, 6.00%, 11/15/2026	730,450
		TOTAL	791,671
		Information Technology--0.0%
3,950,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	3,886,010
		TOTAL CORPORATE NOTES (IDENTIFIED COST $6,468,384)	4,677,681
		MUTUAL FUNDS—34.6%
2,838,381,113	[5,6,7]	Government Obligations Fund, Institutional Shares, 2.19%	2,838,381,113
504,815,777	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.58%	504,815,777
		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	3,343,196,890
		TOTAL INVESTMENTS –112.2% (IDENTIFIED COST $9,344,160,400)[8]	10,846,136,992
		OTHER ASSETS AND LIABILITIES –NET –(12.2)%[9]	(1,177,081,907)
		TOTAL NET ASSETS –100%	$9,669,055,085
		SCHEDULE OF SECURITY SOLD SHORT
25,000		Gushan Environmental (Proceeds $333,518)	$301,000

At July 31, 2008, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contract Purchased:
7/25/2008	226,042 Brazilian Real	$143,875	$144,316	$ 441

Contract Sold:
8/1/2008	2,458,330 Canadian Dollar	$2,398,137	$2,400,830	$(2,693)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(2,252)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”

1		Non-income producing security.
2		All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of July 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned		Market Value of Collateral
$1,142,432,741		$1,174,244,810
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $330,386,113, which represented 3.4% of total net assets.

4
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2008, these liquid restricted securities amounted to $204,692,126, which represented 2.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at July 31, 2008, is as follows:
	Security		Acquisition Date		Acquisition Cost
	Apollo Investment Fund V		5/18/2001		$---
	Ardais Corp., Conv. Pfd.		3/2/2001 – 3/8/2001		9,999,999
	Ardais Corp., Conv. Pfd., Series C		12/18/2002		4,666,664
	Ardais Corp. Warrants 4/14/2009		4/15/2004		---
	Avigen, Inc.		5/10/2006		3,000,004
	Conceptus, Inc.		8/11/2005		4,500,000
	Conceptus, Inc.		4/10/2001		5,000,000
	Cortek, Inc.		2/29/2000		---
	Cortek, Inc., Conv. Pfd., Series D2		3/31/2003		---
	Cortex, Inc., Pfd., Series D		6/18/2001		---
	Denovo Ventures I LP		3/9/2000		3,332,145
	Endologix, Inc.		7/7/2005		5,000,000
	Endologix, Inc.		12/8/2003 – 4/25/2007		18,017,354
	Expand Networks Ltd.		9/22/2000		2,500,000
	FA Private Equity Fund IV LP		3/4/2002		670,660
	Incuvest LLC		1/6/2000		5,000,000
	Infrastructure Fund		8/11/2000		410,088
	Isis Pharmaceuticals, Inc.		8/23/2005		17,194,744
	Latin Healthcare Fund		11/28/2000		---
	Multiplex, Inc., Pfd., Series C		2/22/2001		5,000,001
	Peachtree Leadscope LLC		4/30/2002		3,000,000
	Peachtree Leadscope LLC		6/30/2000		712,054
	Peachtree Open Networks		10/5/2000		892,599
	Peachtree Velquest		9/14/2000		494,382
	Rocket Ventures II		7/20/1999		10,015,342
	Sanarus Medical, Inc., Pfd., Series A		11/16/1999 – 11/12/2004		1,561,804
	Sanarus Medical, Inc., Pfd., Series B		7/16/2001		2,495,648
	Sanarus Medical, Inc., Pfd., Series C		10/23/2003		3,004,288
	Sensable Technologies, Inc.		10/15/2004		---
	Sensable Technologies, Inc.		12/16/2003		401,118
5
Affiliated company. These are companies in which the Fund has ownership of at least 5% of the voting shares or are mutual funds which are managed by the Adviser or an affiliate of the Adviser.  At July 31, 2008, these securities amounted to $4,540,423,073 which represents 47.0% of total net assets.  Transactions with affiliated companies during the three months ended July 31, 2008 were as follows:

Affiliates	Balance of Shares Held 4/30/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2008	Value	Dividend Income
Alleghany Corp., Conv. Pfd.	173,200	---	---	173,200	$51,122,924	$658,784
Anadys Pharmaceuticals, Inc.	2,000,000	---	---	2,000,000	5,440,000	---
Arena Pharmaceuticals, Inc.	5,000,000	2,000,000	---	7,000,000	47,460,000	---
Auxilium Pharmaceutical, Inc.	1,900,000	1,100,000	---	3,000,000	111,300,000	---
Avigen, Inc.	3,000,000	---	122,328	2,877,672	9,496,318	---
Ceragon Networks Ltd.	2,008,100	---	---	2,008,100	15,803,747	---
Compugroup Holding AG	2,899,700	---	---	2,899,700	25,988,266	---
Conceptus, Inc.	600,000	---	---	600,000	10,242,000	---
Conceptus, Inc.	3,634,700	---	---	3,634,700	62,044,329	---
Conceptus, Inc.	714,286	---	---	714,286	12,192,862	---
CoStar Group, Inc.	1,264,600	---	264,600	1,000,000	49,890,000	---
Cyclacel Pharmaceuticals, Inc.	2,142,857	---	396,024	1,746,833	3,301,514	---
Dolan Media Co.	1,500,400	95,100	---	1,595,500	33,681,005	---
Dresser-Rand Group, Inc.	7,746,600	---	---	7,746,600	295,145,460	---
Dyax Corp.	6,500,000	---	---	6,500,000	28,015,000	---
Dynavax Technologies Corp.	7,159,400	---	631,036	6,528,364	10,641,233	---
Endologix, Inc.	4,046,250	---	---	4,046,250	8,699,437	---
Epigenomics AG	5,081,706	---	---	5,081,706	16,579,412	---
Government Obligations Fund, Institutional Shares	3,641,881,509	533,530,259	1,337,030,655	2,838,381,113	2,838,381,113	10,865,179
Insulet Corp.	2,175,833	370,062	---	2,545,895	35,515,235	---
Le Lis Blanc Deux Com e Confeccoes de Roupas SA	12,156,700	---	---	12,156,700	36,168,181	---
MBF Healthcare Acquisition Corp.	1,852,200	---	---	1,852,200	14,632,380	---
Momenta Pharmaceuticals, Inc.	1,754,500	420,500	---	2,175,000	36,061,500
Monogram Biosciences, Inc.	23,198,600	---	---	23,198,600	24,822,502	---
Neurocrine Biosciences, Inc.	4,381,825	---	---	4,381,825	20,331,668	---
Online Resources Corp.	530,000	---	---	530,000	3,625,200	---
Prime Value Obligations Fund, Institutional Shares	501,468,706	3,347,071	---	504,815,777	504,815,777	3,347,071
Progenics Pharmaceuticals, Inc.	2,574,789	---	---	2,574,789	42,484,019	---
RADWARE Ltd.	84,158	915,842	---	1,000,000	8,250,000	---
Solera Holdings, Inc.	4,952,157	---	---	4,952,157	143,563,031	---
TNS, Inc.	1,523,200	---	---	1,523,200	34,728,960	---
World Heart Corp., Warrants	1,410,138	---	---	1,410,138	---	---
TOTAL OF AFFILIATED COMPANIES	4,257,316,114	541,778,834	1,338,444,643	3,460,650,305	$4,540,423,073	$14,871,034

6		7-Day net yield.
7		All or a portion of this security is held as collateral for securities lending.
8
At July 31, 2008, the cost of investments for federal tax purposes was $9,344,160,400. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $1,501,976,592. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,121,538,091 and net unrealized depreciation from investments for those securities having an excess of cost over value of $619,561,499.

9
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending.  The Fund received cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

Federated Kaufmann Large Cap Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--74.1%
		Consumer Discretionary--5.0%
28,636		Best Buy Co., Inc.	$1,137,422
46,384		TJX Cos., Inc.	1,563,605
		TOTAL	2,701,027
		Consumer Staples--4.4%
30,171		CVS Caremark Corp.	1,101,241
22,327		Wal-Mart Stores, Inc.	1,308,809
		TOTAL	2,410,050
		Financials--15.4%
51,092		American Express Co.	1,896,535
68,518		American International Group, Inc.	1,784,894
29,240		ICICI Bank Ltd., ADR	865,796
23,700		State Street Corp.	1,697,868
68,900		Wells Fargo & Co.	2,085,603
		TOTAL	8,330,696
		Health Care--10.6%
23,346		Abbott Laboratories	1,315,314
43,620		Merck & Co., Inc.	1,435,098
83,182		Schering Plough Corp.	1,753,477
44,500		UnitedHealth Group, Inc.	1,249,560
		TOTAL	5,753,449
		Industrials--19.1%
15,389		Caterpillar, Inc.	1,069,843
20,388		Cummins, Inc.	1,352,540
28,900		FedEx Corp.	2,278,476
4,579	[1]	First Solar, Inc.	1,305,519
53,093		General Electric Co.	1,502,001
320,000	[1]	Jet Blue Airways Corp.	1,686,400
12,268		Precision Castparts Corp.	1,146,199
		TOTAL	10,340,978
		Information Technology--11.8%
50,818	[1]	Cisco Systems, Inc.	1,117,488
37,496	[1]	MEMC Electronic Materials, Inc.	1,732,690
2,700		Nintendo Corp. Ltd.	1,301,994
58,077	[1]	Oracle Corp.	1,250,398
40,648	[1]	eBay, Inc.	1,023,110
		TOTAL	6,425,680
		Materials--3.8%
44,757		Cemex S.A. de C.V., ADR	951,534
17,466		Vulcan Materials Co.	1,121,142
		TOTAL	2,072,676
		Telecommunication Services--2.0%
21,927	[1]	America Movil S.A.B. de C.V., Class L, ADR	1,107,094
		Utilities--2.0%
110,000	[1,2,3]	EDP Renovaveis SA	1,103,282
		TOTAL COMMON STOCKS (IDENTIFIED COST $42,648,354)	40,244,932
		EXCHANGE-TRADED FUNDS--11.9%
89,985		iShares Russell 1000 Growth Fund	4,857,390
44,799		Ultrashort Oil & Gas Proshares ETF	1,582,301
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $6,454,896)	6,439,691
		MUTUAL FUND--12.0%
6,503,319	[4,5]	Prime Value Obligations Fund, Institutional Shares, 2.58% (AT NET ASSET VALUE)	6,503,319
		TOTAL INVESTMENTS—98.0% (IDENTIFIED COST $55,606,569)[6]	53,187,942
		OTHER ASSETS AND LIABILITIES – NET—2.0%[7]	1,082,766
		TOTAL NET ASSETS—100%	$54,270,708

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, this restricted security amounted to $1,103,282, which represented 2.0% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2008, this liquid restricted security amounted to $1,103,282, which represented 2.0% of total net assets.

4	Affiliated company.
5	7-Day net yield.
6
At July 31, 2008, the cost of investments for federal tax purposes was $55,606,569. The net unrealized depreciation of investments for federal tax purposes was $2,418,627. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,979,614 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,398,241.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
ETF	--Exchange Traded Fund

Federated Kaufmann Small Cap Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares or Principal Amount			Value
		COMMON STOCKS—97.6%
		Consumer Discretionary--14.8%
24,967	[1]	ATA, Inc., ADR	$373,756
542,500	[1]	Aicon SpA	657,344
68,800		Arbitron, Inc.	3,233,600
55,400	[1,2,3]	B2W Companhia Global Do Varejo, GDR	4,173,836
438,900		Belle International Holdings	451,300
316,000	[1,4]	Buffalo Wild Wings, Inc.	10,405,880
120,241	[1]	Celebrate Express, Inc.	461,725
289,009	[1,4]	Central European Media Enterprises Ltd., Class A	24,059,999
59,760	[1]	Cheesecake Factory, Inc.	841,421
14,996,600	[1]	China Dongxiang Group Co.	5,729,341
785,800	[1,4]	ChinaCast Education Corp.	3,331,792
42,200	[1]	ChinaEdu Corp., ADR	154,030
108,200	[1,4]	Chipotle Mexican Grill, Inc.	7,411,700
145,100		Ctrip.com International Ltd., ADR	6,542,559
841,500	[1,4]	Dick's Sporting Goods, Inc.	14,768,325
218,200	[1]	Dolan Media Co.	4,606,202
77,600	[1,4]	Focus Media Holding Ltd., ADR	2,305,496
496,100	[4]	Geox SpA	5,552,381
108,900	[1,4]	Global Sources Ltd.	1,504,998
265,600	[1]	LJ International, Inc.	504,640
151,900	[1,4]	Life Time Fitness, Inc.	4,525,101
282,700	[1,4]	Lodgenet Entertainment	983,796
40,422	[1,4]	Lululemon Athletica, Inc.	897,368
739,020	[1,4]	Meritage Corp.	13,339,311
52,100	[1]	Mortons Restaurant Group, Inc.	340,734
258,300		National CineMedia, Inc.	3,303,657
55,100	[1]	New Oriental Education & Technology Group, Inc., ADR	3,857,000
650,100	[1]	O'Reilly Automotive, Inc.	16,603,554
221,596	[1]	Orchard Enterprises, Inc.	969,484
52,206		Orient-Express Hotel Ltd.	1,737,938
5,547,700	[1,2,3,4]	Piaggio & C. SpA	11,960,291
160,372	[1]	Point Therapeutics, Inc., Warrants	699
64,800	[1,4]	Poltrona Frau SpA	117,567
109,000	[1]	SEB - Sistema Educacional Brasileiro SA	1,447,488
294,900		TVN SA	2,585,573
584,300	[1,4]	Texas Roadhouse, Inc.	5,422,304
198,000	[1,4]	Universal Travel Group	316,800
109,300	[1,4]	VisionChina Media, Inc., ADR	2,736,872
912,600	[1,4]	hhgregg, Inc.	9,135,126
		TOTAL	177,350,988
		Consumer Staples--1.7%
236,900	[1,4]	Bare Essentials, Inc.	2,733,826
134,900		China Nepstar Chain Drugstore Ltd., ADR	1,049,522
598,800	[1]	Hypermarcas SA	7,187,282
507,643	[4]	Lance, Inc.	9,340,631
		TOTAL	20,311,261
		Energy--0.7%
494,900	[1,4]	Grupo TMM SA de CV, ADR	678,013
115,940	[1]	IHS, Inc., Class A	7,214,946
		TOTAL	7,892,959
		Financials--5.0%
86,058	[1,4]	Affiliated Managers Group	7,435,411
18,735	[1]	Alleghany Corp.	5,906,583
7,600	[1]	Brasil Brokers Participacoes	6,040,988
42,900	[4]	Capital One Financial Corp.	1,795,794
89,600	[1,4]	China Housing & Land Development, Inc.	369,152
462,963	[1,2,3]	China Housing & Land Development, Inc.	1,907,408
138,889	[1]	China Housing & Land Development, Inc., Warrants	272,587
8,300	[4]	Greenhill & Co., Inc.	509,869
94,300	[1]	Hambrecht Asia Acquisition Corp.	741,669
174,300		ICICI Bank Ltd.	2,554,092
13,400		ICICI Bank Ltd., ADR	396,774
197,200	[1]	Media & Entertainment Holdings, Inc.	1,542,104
118,600	[1]	Penson Worldwide, Inc.	2,184,612
163,701	[1]	Philadelphia Consolidated Holding Corp.	9,568,323
196,200	[1]	RHJ International	2,202,432
46,000		Shriram Transport Finance Co. Ltd.	315,334
366,200		Willis Group Holdings Ltd.	11,451,074
802,700	[1,4]	Xinyuan Real Estate Co. Ltd, ADR	4,503,147
		TOTAL	59,697,353
		Health Care--17.6%
641,543	[1]	Adaltis, Inc.	175,430
253,000	[1,2,3]	Adaltis, Inc.	69,183
59,000	[1,2,3]	Adaltis, Inc., Rights	16,134
224,540	[1]	Adaltis, Inc., Warrants	51,377
254,000	[1]	Alkermes, Inc.	4,000,500
174,818		Allergan, Inc.	9,078,299
228,900	[1,4]	Alnylam Pharmaceuticals, Inc.	7,961,142
604,700	[1,4]	Arena Pharmaceuticals, Inc.	4,099,866
19,700	[1,4]	Athenahealth, Inc.	594,940
494,600	[1,4]	Auxilium Pharmaceuticals Inc.	18,349,660
83,400	[1]	Avalon Pharmaceuticals, Inc.	95,910
20,850	[1]	Avalon Pharmaceuticals, Inc., Warrants	4,328
378,800	[1,4]	Bellus Health, Inc.	549,260
100,700	[1]	BioMarin Pharmaceutical, Inc.	3,277,785
90,400	[1]	CardioNet, Inc.	2,491,424
1,200	[1]	Conceptus, Inc.	20,484
144,960	[1]	Cortex Pharmaceuticals, Inc., Warrants	24,569
125,000	[1,2,3]	CryoCath Technologies, Inc.	524,928
159,700	[1]	Cubist Pharmaceuticals, Inc.	3,618,802
156,400		Dishman Pharmaceuticals & Chemicals Ltd.	1,087,002
767,100	[1]	Dyax Corp.	3,306,201
986,572	[1]	Dynavax Technologies Corp.	1,608,112
128,200	[1]	Endo Pharmaceuticals Holdings, Inc.	2,967,830
297,900	[1]	Endologix, Inc.	640,485
504,200		Glenmark Pharmaceuticals Ltd.	7,654,872
64,350		Hikma Pharmaceuticals PLC	504,949
17,800	[1]	IPC The Hospitalist Co., Inc.	383,590
105,672	[1,4]	Illumina, Inc.	9,852,857
713,100	[1,4]	Incyte Genomics, Inc.	6,603,306
94,500	[1,4]	Insulet Corp.	1,318,275
502,620	[1,4]	Isis Pharmaceuticals, Inc.	8,609,881
122,292	[1]	Masimo Corp.	4,618,969
201,055	[1]	Medicure, Inc., Warrants	0
245,100	[1,4]	Momenta Pharmaceuticals, Inc.	4,063,758
280,700	[1,4]	Mylan Laboratories, Inc.	3,640,679
262,300	[1]	Natus Medical, Inc.	6,087,983
552,100	[1,4]	Neurocrine Biosciences, Inc.	2,561,744
10,100	[1,2,3]	Newron Pharmaceuticals SpA	235,593
352,400	[1]	OSI Pharmaceuticals, Inc.	18,546,812
297,481	[1]	Orthofix International NV	7,077,073
32,226	[1,4]	Pain Therapeutics, Inc.	274,566
851,700	[1]	Penwest Pharmaceuticals Co.	2,589,168
385,800	[1]	Pharmacopeia, Inc.	1,261,566
433,200	[1]	Phase Forward, Inc.	7,970,880
261,600		Piramal Healthcare Ltd.	1,962,872
11,190	[1]	Piramal Life Sciences Ltd.	45,546
549,400	[1]	Progenics Pharmaceuticals, Inc.	9,065,100
295,900	[1]	Protalix Biotherapeutics, Inc.	778,217
157,500	[1,4]	Qiagen NV	3,007,075
153,800	[1]	Regeneron Pharmaceuticals, Inc.	3,366,682
110,200	[1,4]	Rigel Pharmaceuticals, Inc.	2,803,488
148,700	[1]	SXC Health Solutions Corp.	2,020,833
114,900	[1]	Seattle Genetics, Inc.	1,305,264
988,200	[1,4]	Spectrum Pharmaceuticals, Inc.	1,334,070
30,200	[1]	Thermage, Inc.	72,480
646,900	[1,4]	ThermoGenesis Corp.	950,943
235,700	[1]	Valera Pharmaceuticals, Inc.	0
235,700	[1]	Valera Pharmaceuticals, Inc.	0
550,100	[1]	Vical, Inc.	1,853,837
1,254,500	[1]	Warner Chilcott Ltd., Class A	21,213,595
128,969	[1,4]	WuXi PharmaTech Cayman, Inc., ADR	2,336,918
		TOTAL	210,587,092
		Industrials—28.4%
71,300	[1]	Aecom Technology Corp.	2,029,911
108,900	[1,2,3]	Allen-Vanguard Corp.	202,070
13,049,600	[1]	Aramex PJSC	8,313,318
480,950		CLARCOR, Inc.	18,526,194
758,000	[1,4]	China Sunergy Co. Ltd., ADR	6,564,280
125,100		Cintas Corp.	3,557,844
163,500	[1,4]	CoStar Group, Inc.	8,157,015
1,900		Con-way, Inc.	96,064
117,000	[1]	Copart, Inc.	5,131,620
850,000	[1,4]	Delta Air Lines, Inc.	6,409,000
175,500		Ducommun, Inc.	4,810,455
297,200	[1]	Dynamex, Inc.	8,342,404
99,000	[1]	Dyncorp International, Inc., Class A	1,558,260
169,700		Energysolutions, Inc.	3,480,547
436,608	[4]	Expeditors International Washington, Inc.	15,503,950
948,500	[1]	Express-1 Expedited Solutions	1,261,505
133,470	[1,4]	First Solar, Inc.	38,053,632
731,140	[4]	Forward Air Corp.	26,752,413
346,900	[1]	GT Solar International, Inc.	4,252,994
320,100	[1]	GlobalOptions Group, Inc.	701,019
148,500	[1]	Hexcel Corp.	2,818,530
1,811,899	[1,4]	Innovative Solutions and Support, Inc.	12,012,890
124,350	[1,4]	Iron Mountain, Inc.	3,606,150
1,873,100	[1,4]	Jet Blue Airways Corp.	9,871,237
356,000	[1]	Kansas City Southern Industries, Inc.	19,580,000
84,100		Kuehne & Nagel International AG	7,019,589
620,800		Landstar System, Inc.	31,400,064
112,500	[4]	Macquarie Infrastructure Co. LL	2,522,250
275,923		Max India Ltd.	1,229,601
84,126	[1]	Monster Worldwide, Inc.	1,492,395
1,591,000	[1]	Northwest Airlines Corp.	14,573,560
1,037,100	[4]	Pacer International, Inc.	24,620,754
579,100	[1,4]	Quality Distribution, Inc.	1,766,255
35,600		Roper Industries, Inc.	2,178,008
205,000	[4]	Simpson Manufacturing Co., Inc.	4,922,050
500,620	[1]	Spire Corp.	6,132,595
72,700	[1]	TransDigm Group, Inc.	2,676,087
494,900	[4]	Trinity Industries, Inc.	18,628,036
333,031	[1,4]	UAL Corp.	2,767,488
206,188		Vicor Corp.	2,247,449
216,800	[1,4]	Yingli Green Energy Holding Co. Ltd., ADR	3,655,248
		TOTAL	339,424,731
		Information Technology--22.1%
321,900	[1,4]	ADVA AG Optical Networking	815,383
416,400	[4]	ARM Holdings PLC, ADR	2,360,988
854,493	[1]	Access Integrated Technology, Inc., Class A	1,965,334
100	[1]	Airvana, Inc.	600
651,900	[1,4]	Anadigics, Inc.	3,891,843
258,300	[1,4]	Aviza Technology, Inc.	126,567
124,700	[1]	Blackboard, Inc.	4,983,012
1,541,400	[1,4]	Bookham, Inc.	2,897,832
142,100	[1]	CPI International, Inc.	2,053,345
1,557,100	[1]	CSR PLC	8,843,685
252,400	[1]	Ceragon Networks Ltd.	1,986,388
599,100	[1]	Commvault Systems, Inc.	9,124,293
297,500	[1,4]	Compellent Technologies, Inc.	3,373,650
371,500	[1]	Compugroup Holding AG	3,329,531
175,100	[1]	Eagle Test Systems, Inc.	2,171,240
1,085,400	[1,4]	Entropic Communications, Inc.	2,442,150
142,800	[4]	FactSet Research Systems	8,235,276
423,683	[1]	Fundtech Ltd.	6,283,219
187,100	[1]	Gmarket, Inc., ADR	4,011,424
180,400	[1]	Greenfield Online, Inc.	2,496,736
484,550	[1]	Guidance Software, Inc.	5,271,904
289,200	[1]	Intellon Corp.	1,098,960
1,823,500	[1]	Jupitermedia Corp.	2,188,200
598,900	[1]	Kenexa Corp.	11,193,441
526,536	[1]	MEMC Electronic Materials, Inc.	24,331,229
95,400	[1]	MSCI, Inc., Class A	2,838,150
339,031	[1]	Magma Design Automation	2,149,457
35,500	[1,4]	Mercadolibre, Inc.	1,272,675
384,289	[1]	Microsemi Corp.	9,976,142
976,820	[1]	Monotype Imaging Holdings, Inc.	12,659,587
234,500	[1]	NIC, Inc.	1,711,850
1,032,300	[1]	NaviSite, Inc.	3,365,298
344,196	[1]	Ness Technologies, Inc.	4,257,705
136,393	[1]	Netezza Corp.	1,773,109
641,500	[1,4]	ON Semiconductor Corp.	6,023,685
594,900	[1,4]	Omniture, Inc.	10,321,515
38,297	[1]	OnMobile Global Ltd.	474,890
45,000	[1,2,3]	Online Resources Corp.	307,800
358,576	[1]	Online Resources Corp.	2,452,660
608,300	[1,4]	Onvia.com, Inc.	3,035,417
261,400	[1]	PROS Holdings, Inc.	2,734,244
494,900	[1]	Parametric Technology Corp.	9,586,213
134,800	[1]	Perfect World Co. Ltd., ADR	3,566,808
582,354	[1]	RADWARE Ltd.	4,804,421
100,000	[1]	Redecard SA	1,864,266
55,700	[1,2,3,4]	Redecard SA, GDR	2,077,053
500,600	[1,4]	Renesola Ltd.	3,995,870
445,400	[1,4]	Renesola Ltd., ADR	7,023,958
96,900	[1]	SI International, Inc.	1,771,332
237,268	[1]	SM&A Corp.	901,618
181,820	[1]	SkillSoft PLC, ADR	1,863,655
635,700	[1]	Solera Holdings, Inc.	18,428,943
319,700	[1]	SoundBite Communications, Inc.	991,070
356,800	[1,4]	Successfactors, Inc.	3,757,104
64,800	[1]	Switch & Data Facilities Co.	1,090,584
80,800	[1]	TNS, Inc.	1,842,240
341,850	[1]	Telecity Group PLC	1,609,368
329,728	[1]	ValueClick, Inc.	3,923,763
577,400	[1]	VanceInfo Technologies, Inc., ADR	5,202,374
242,800	[1]	Virtusa Corp.	1,585,484
101,900	[1]	eBay, Inc.	2,564,823
2,647,002	[1,4]	iPass, Inc.	4,844,014
		TOTAL	264,125,375
		Materials--2.2%
331,953	[4]	Cemex S.A. de C.V., ADR	7,057,321
594,000	[4]	Eagle Materials, Inc.	14,737,140
48,300	[1]	Intrepid Potash, Inc.	2,670,990
131,600		Jubilant Organosys Ltd.	1,106,669
1,822,900		Nine Dragons Paper Holdings Ltd.	1,408,366
		TOTAL	26,980,486
		Telecommunication Services--3.2%
400,900	[1]	Bharti Airtel Ltd.	7,439,613
1,007,300	[1]	Gilat Satellite Networks	10,939,278
641,539	[1]	Maxcom Telecomunicaciones SA de CV, ADR	6,376,898
192,809		NTELOS Holdings Corp.	4,610,063
293,000	[1]	PAETEC Holding Corp.	1,725,770
457,800	[1,4]	TW Telecom, Inc.	7,315,644
		TOTAL	38,407,266
		Utilities--1.9%
126,099		American Water Works Co., Inc.	2,427,406
385,160	[1,2,3]	EDP Renovaveis SA	3,863,093
22,334,200	[1]	Energy Development Corp.	2,435,109
133,000		ITC Holdings Corp.	6,931,960
113,650		Northeast Utilities Co.	2,859,434
2,213,274		Rural Electrification Corp. Ltd.	4,473,600
		TOTAL	22,990,602
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,126,964,161)	1,167,768,113
		PREFERRED STOCK--0.4%
		Health Care--0.4%
5,300		Mylan Laboratories, Inc., Conv. Pfd., $65.00 Annual Dividend (IDENTIFIED COST $5,300,000)	4,738,730
		CORPORATE NOTES--0.8%
		Health Care--0.0%
$256,000	[2,3]	Bellus Health, Inc., Conv. Bond, 6.00%, 11/15/2026	89,600
		Industrials--0.8%
9,900,000		Evergreen Solar, Inc., Sr. Note, 4.00%, 7/15/2013	9,600,525
		TOTAL CORPORATE NOTES (IDENTIFIED COST $10,156,000)	9,690,125
		EXCHANGE-TRADED FUND--0.4%
119,800		Ultrashort Oil & Gas Proshares ETF (IDENTIFIED COST $5,088,904)	4,231,336
		MUTUAL FUND—25.3%
303,186,248	[5,6,7]	Prime Value Obligations Fund, Institutional Shares, 2.58% (AT NET ASSET VALUE)	303,186,248
		TOTAL INVESTMENTS---124.5% (IDENTIFIED COST $1,450,695,313)[8]	1,489,614,552
		OTHER ASSETS AND LIABILITIES---NET---(24.5)%[9]	(293,260,471)
		TOTAL NET ASSETS---100%	$1,196,354,081

At July 31, 2008, the Fund had an outstanding foreign exchange contract as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation
Contract Purchased:
8/1/2008	578,547 Euro Currency	$899,872	$902,447	$2,575

Unrealized Appreciation on Foreign Exchange Contract is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities amounted to $25,426,989, which represented 2.1% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2008, these liquid restricted securities amounted to $25,426,989, which represented 2.1% of total net assets.

4	All or a portion of these securities are temporarily on loan to affiliated broker/dealers.
As of July 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$277,771,094	$293,715,755
5	Affiliated company.
6	7-Day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8
At July 31, 2008, the cost of investments for federal tax purposes was $1,450,695,313. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $38,919,239. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $257,585,084 and net unrealized depreciation from investments for those securities having an excess of cost over value of $218,665,845.

9
Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt
ETF	--Exchange-Traded Fund

Federated Market Opportunity Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares, Foreign Par or Principal Amount			Value In U.S. Dollars
		COMMON STOCKS — 31.1%
		Aerospace & Defense — 1.1%
450,000	[1]	Ceradyne, Inc.	$20,857,500
		Airlines — 0.7%
1,200,000		Singapore Airlines Ltd.	13,208,677
		Capital Markets — 1.1%
220,000		Deutsche Bank AG	20,433,877
		Chemicals — 0.9%
540,000		Nitto Denko Corp.	15,446,651
		Commercial Banks — 0.7%
1,910,000		Huntington Bancshares, Inc.	13,408,200
		Diversified Financial Services — 0.7%
2,069,752		Babcock & Brown Ltd.	12,668,008
		Food Products — 1.1%
1,900,000		Ajinomoto Co., Inc.	19,507,229
		Life Sciences Tools & Services — 1.0%
2,310,000	[1]	Affymetrix, Inc.	18,202,800
		Metals & Mining — 10.5%
165,000		Agnico Eagle Mines Ltd.	9,017,250
280,000		Anglogold Ltd., ADR	9,231,600
970,000		Barrick Gold Corp.	41,079,500
5,880,000	[1]	Coeur d'Alene Mines Corp.	16,993,200
750,000		Gold Fields Ltd., ADR	8,857,500
470,000		Goldcorp, Inc., Class A	17,554,500
3,525,000	[1]	Golden Star Resources Ltd.	8,918,250
2,150,000		IAMGOLD Corp.	14,233,000
1,125,000		Kinross Gold Corp.	20,418,750
300,000		Newmont Mining Corp.	14,388,000
920,000	[1]	Stillwater Mining Co.	8,740,000
1,645,000		Yamana Gold, Inc.	20,348,650
		TOTAL	189,780,200
		Multi-Utilities — 1.7%
565,000		Veolia Environnement	30,168,366
		Oil Gas & Consumable Fuels — 6.8%
150,000		Apache Corp.	16,825,500
160,000		Devon Energy Corp.	15,182,400
270,000		Enerplus Resources Fund	11,113,200
1,345,000		Frontier Oil Corp.	24,546,250
1,020,000		Holly Corp.	29,151,600
480,000		Valero Energy Corp.	16,036,800
220,000		XTO Energy, Inc.	10,390,600
		TOTAL	123,246,350
		Pharmaceuticals — 1.1%
1,115,000	[1]	Sepracor, Inc.	19,490,200
		Semiconductors & Semiconductor Equipment — 1.8%
250,000	[1]	MEMC Electronic Materials, Inc.	11,552,500
365,000		Rohm Co.	20,692,140
		TOTAL	32,244,640
		Software — 0.5%
1,225,000	[1]	Cadence Design Systems, Inc.	9,052,750
		Wireless Telecommunication Services — 1.4%
15,654		NTT DoCoMo, Inc.	25,233,344
		TOTAL COMMON STOCKS (IDENTIFIED COST $602,784,750)	562,948,792
		GOVERNMENTS/AGENCIES — 0.0%
$ 1		South Africa, Government of, Bond, 10.00%, 2/28/2009 (IDENTIFIED COST $0)	0
		HYBRID NOTES — 20.9%
		Commodities — 5.9%
45,000,000		Deutsche Bank AG New York, Commodity-Linked Note, 2.65%, 7/1/2009	46,417,500
17,000,000	[2,3]	Morgan Stanley Commodity Linked Note, 2.78%, 8/4/2008	20,763,800
40,000,000	[2,3]	Morgan Stanley Commodity Linked Note, 2.41%, 7/17/2009	39,900,800
		TOTAL	107,082,100
		Communications Equipment — 1.1%
1,013,000	[2,3]	Goldman Sachs Group, Inc., PERCS (Telefonaktiebolaget LM Ericsson)	20,570,991
		Construction & Engineering — 1.1%
588,200		Credit Suisse First Boston, NY, PERCS	20,407,599
		Diversified Consumer Services — 1.0%
1,059,000	[2,3]	Merrill Lynch & Co., Inc., PERCS (Career Education Corp.)	18,564,270
		Food Products — 2.9%
288,700		Citigroup Funding, Inc., EIKs, PERCS (Bunge Ltd.)	27,466,629
827,100	[2,3]	JPMorgan Chase & Co., PERCS	24,589,683
		TOTAL	52,056,312
		Internet & Catalog Retail — 1.6%
1,237,100	[2,3]	Morgan Stanley, PERCS (Nutri/System, Inc.)	18,587,427
685,000	[2,3]	Morgan Stanley, PERCS (Nutri/System, Inc.)	9,997,575
		TOTAL	28,585,002
		Metals & Mining — 2.0%
4,880,200	[2,3]	Lehman Brothers, Inc., PERCS (Coeur d’Alone Mines Corp.)	14,640,600
1,785,100	[2,3]	Merrill Lynch & Co., Inc., PERCS (Gold Fields Ltd., ADR)	21,929,954
		TOTAL	36,570,554

		Oil Gas & Consumable Fuels — 2.2%
589,100		Citigroup Funding, Inc., PERCS (Tesoro Petroleum Corp.)	11,599,320
516,700		Deutsche Bank AG New York, PERCS	18,360,935
468,000	[2,3]	Goldman Sachs Group, Inc., PERCS (Tesoro Petroleum Corp.)	8,943,012
		TOTAL	38,903,267
		Personal Products — 1.2%
825,000		Credit Suisse First Boston, NY, PERCS (NBTY, Inc.)	21,998,625
		Software — 0.8%
1,854,000	[2,3]	Lehman Brothers, Inc., PERCS (Cadence Design Systems, Inc.)	14,127,480
		Specialty Retail — 1.1%
1,380,000		Credit Suisse First Boston, NY, PERCS (RadioShack Corp.)	20,755,200
		TOTAL HYBRID NOTES (IDENTIFIED COST $423,016,158)	379,621,400
		PURCHASED PUT OPTIONS/SHORT EXPOSURE — 7.8%
		Capital Markets — 0.2%
6,200	[1]	Morgan Stanley, Strike Price $45, Expiration Date 10/18/2008	4,371,000
		Commercial Banks — 0.2%
4,000	[1]	U.S. Bancorp, Strike Price $30, Expiration Date 12/20/2008	1,220,000
10,500	[1]	Wells Fargo & Co., Strike Price $25, Expiration Date 1/17/2009	2,467,500
		TOTAL	3,687,500
		Diversified Financial Services — 3.1%
1,500	[1]	Goldman Sachs Group, Inc., Strike Price $200, Expiration Date 1/17/2009	4,335,000
3,900	[1]	iShares MSCI Emerging Market, Strike Price $145, Expiration Date 1/17/2009	7,868,250
2,000	[1]	iShares MSCI Emerging Market, Strike Price $160, Expiration Date 1/17/2009	6,515,000
8,000	[1]	iShares Russell 2000 Index Fund, Strike Price $80, Expiration Date 1/17/2009	8,320,000
9,000	[1]	iShares Russell 2000 Index Fund, Strike Price $75, Expiration Date 3/31/2009	7,290,000
22,000	[1]	Powershares QQQ NASDAQ 100 Shares, Strike Price $55, Expiration Date 1/17/2009	21,175,000
		TOTAL	55,503,250
		Exchange Traded Funds — 3.4%
40,000		UltraShort Financials ProShares	4,851,200
110,000		UltraShort FTSE/Xinhua China 25 ProShares	8,461,200
60,000		UltraShort MSCI Emerging Markets ProShares	4,977,000
735,000		UltraShort QQQ ProShares	32,222,400
150,000		UltraShort Russell 2000 ProShares	10,752,000
		TOTAL	61,263,800
		Internet & Catalog Retail — 0.2%
3,200	[1]	Amazon.com, Inc., Strike Price $80, Expiration Date 1/17/2009	3,880,000
		Road & Rail — 0.2%
8,500	[1]	Hunt (J.B.) Transportation Services, Inc., Strike Price $35, Expiration Date 1/17/2009	3,230,000
8,000	[1]	Hunt (J.B.) Transportation Services, Inc., Strike Price $35, Expiration Date 8/16/2008	580,000
		TOTAL	3,810,000
		Software — 0.5%
6,000	[1]	Activision Blizzard, Inc., Strike Price $40, Expiration Date 1/17/2009	4,410,000
3,100	[1]	Salesforce.com Inc., Strike Price $75, Expiration Date 11/22/2008	4,727,500
		TOTAL	9,137,500

		TOTAL PURCHASED OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $138,020,201)	141,653,050
		U.S. TREASURY — 13.0%
81,834,000		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	85,273,581
50,000,000	[4]	United States Treasury Bill 1.58%, 10/16/2008	49,833,600
100,000,000	[4]	United States Treasury Bill 1.35%, 9/25/2008	99,782,370
		TOTAL U.S. TREASURY (IDENTIFIED COST $233,883,300)	234,889,551
		MUTUAL FUND — 29.8%
540,252,751	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.58% (AT NET ASSET VALUE)	540,252,751
		TOTAL INVESTMENTS—102.6% (IDENTIFIED COST $1,937,957,160)[7]	1,859,365,544
		OTHER ASSETS AND LIABILITIES—NET—(2.6%)[8]	(47,969,789)
		TOTAL NET ASSETS—100%	$1,811,395,755

At July 31, 2008, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
9/4/2008	97,010,760 SGD	46,200,000 Euro	$(357,129)
9/24/2008	5,461,250,000 JPY	34,000,000 Euro	$(2,566,946)
9/24/2008	1,953,254,000 JPY	11,800,000 Euro	$(317,771)
11/3/2008	15,892,831 GBP	$30,966,069	$310,857
11/3/2008	11,707,169 GBP	$22,799,126	$240,461
Contracts Sold:
9/4/2008	46,200,000 Euro	97,010,760 SGD	$(493,544)
9/4/2008	46,700,000 Euro	$72,260,778	$(446,332)
9/24/2008	34,000,000 Euro	5,461,250,000 JPY	$481,121
9/24/2008	11,800,000 Euro	1,953,254,000 JPY	$132,128
10/2/2008	11,386,227,538 JPY	$107,918,144	$1,978,326
11/3/2008	27,600,000 GBP	$53,342,520	$(973,993)
11/3/2008	27,300,000 GBP	$53,295,333	$(430,783)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS $(2,443,605)

Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales.  At July 31, 2008, these restricted securities amounted to $212,615,592, which represented 11.7% of total net assets.

3
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2008, these liquid restricted securities amounted to $212,615,592, which represented 11.7% of total net assets.

4	Discount rate at time of purchase.
5	7-Day net yield.
6	Affiliated company.
7
At July 31, 2008, the cost of investments for federal tax purposes was $1,938,478,621.  The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $79,113,077. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $42,938,513 and net unrealized depreciation from investments for those securities having an excess of cost over value of $122,051,590.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than sixty-days are fair valued using price evaluations provided by a pricing service approved by theTrustees.

•	Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (“OTC”) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

ADR	--American Depository Receipt
GBP	--Great Britain Pound
JPY	--Japanese Yen
PERCS	--Preferred Equity Redemption Cumulative Stock
SGD	--Singapore Dollar

Federated Mid Cap Growth Strategies Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--96.0%
		Consumer Discretionary--12.2%
31,100	[1]	Amazon.com, Inc.	$2,374,174
96,800	[1]	Coach, Inc.	2,469,368
172,700		Darden Restaurants, Inc.	5,624,839
159,500	[1]	GameStop Corp.	6,461,345
125,000	[1]	Gymboree Corp.	4,675,000
94,400	[2]	International Game Technology	2,049,424
111,600	[1]	Kohl's Corp.	4,677,156
290,900		Newell Rubbermaid, Inc.	4,808,577
79,000	[2]	Nordstrom, Inc.	2,270,460
50,600		Omnicom Group, Inc.	2,160,114
130,100		Penney (J.C.) Co., Inc.	4,010,983
328,400	[1,2]	Saks, Inc.	3,346,396
92,100		Starwood Hotels & Resorts Worldwide, Inc.	3,158,109
282,100		TJX Cos., Inc.	9,509,591
131,000		Yum! Brands, Inc.	4,692,420
		TOTAL	62,287,956
		Consumer Staples--5.4%
198,600		Avon Products, Inc.	8,420,640
94,500		Corn Products International, Inc.	4,395,195
65,900	[1]	Energizer Holdings, Inc.	4,701,306
65,300		Estee Lauder Cos., Inc., Class A	2,879,730
47,300	[1,2]	Hansen Natural Corp.	1,081,278
218,500		Kroger Co.	6,179,180
		TOTAL	27,657,329
		Energy—11.3%
57,500	[1]	Alpha Natural Resources, Inc.	5,689,625
70,800		CONSOL Energy, Inc.	5,266,812
54,800	[1]	Cameron International Corp.	2,617,248
64,400		Chesapeake Energy Corp.	3,229,660
20,700	[2]	Diamond Offshore Drilling, Inc.	2,469,510
40,100		ENSCO International, Inc.	2,772,514
75,800		Foundation Coal Holdings, Inc.	4,502,520
109,300	[1]	Nabors Industries Ltd.	3,985,078
64,700		Noble Corp.	3,355,989
39,900		Penn Virginia Corp.	2,423,925
81,319	[1]	Petrohawk Energy Corp.	2,709,549
72,700	[1]	Pride International, Inc.	2,817,852
99,000		Range Resources Corp.	4,807,440
48,700		Smith International, Inc.	3,622,306
46,500	[1]	Ultra Petroleum Corp.	3,319,170
40,400		Walter Industries, Inc.	4,236,748
		TOTAL	57,825,946
		Financials--5.7%
108,100		Annaly Mortgage Management, Inc.	1,629,067
35,500	[1]	Arch Capital Group Ltd.	2,475,415
167,500		Janus Capital Group, Inc.	5,081,950
59,100		Northern Trust Corp.	4,619,847
31,000		Nymex Holdings Inc.	2,541,380
40,800		RenaissanceRe Holdings Ltd.	2,075,496
86,300		T. Rowe Price Group, Inc.	5,165,055
164,900		Waddell & Reed Financial, Inc., Class A	5,507,660
		TOTAL	29,095,870
		Health Care--15.5%
55,600		Allergan, Inc.	2,887,308
84,300	[1]	Barr Laboratories, Inc.	5,562,114
69,100	[2]	Becton, Dickinson & Co.	5,867,281
120,100	[1]	BioMarin Pharmaceutical, Inc.	3,909,255
108,903	[1]	Celgene Corp.	8,221,088
37,200	[1]	Cephalon, Inc.	2,721,552
57,300		Covidien Ltd.	2,821,452
67,300	[1,2]	Express Scripts, Inc., Class A	4,747,342
55,300	[1]	Genentech, Inc.	5,267,325
130,800	[1]	Genzyme Corp.	10,025,820
451,400	[1]	Isis Pharmaceuticals, Inc.	7,732,482
70,300	[1,2]	Myriad Genetics, Inc.	4,674,950
88,000		Shire Ltd., ADR	4,429,920
61,100	[1]	St. Jude Medical, Inc.	2,846,038
181,900		Wyeth	7,370,588
		TOTAL	79,084,515
		Industrials--16.0%
58,300	[1,2]	Alliant Techsystems, Inc.	5,771,117
129,400	[1]	BE Aerospace, Inc.	3,322,992
82,000		Bucyrus International, Inc.	5,740,820
142,400		Chicago Bridge & Iron Co., NV	4,666,448
6,300	[1]	First Solar, Inc.	1,796,193
47,900	[2]	Flowserve Corp.	6,386,986
41,400		Fluor Corp.	3,367,890
112,700	[1]	Foster Wheeler Ltd.	6,397,979
97,812		Gamesa Corporacion Tecnologica S.A.	4,656,464
141,200		Harsco Corp.	7,638,920
194,300	[1]	Hexcel Corp.	3,687,814
58,800		Joy Global, Inc.	4,246,536
56,600		Lockheed Martin Corp.	5,905,078
65,800		Norfolk Southern Corp.	4,732,336
26,700		Precision Castparts Corp.	2,494,581
180,100	[1]	Quanta Services, Inc.	5,561,488
71,500	[1,2]	Suntech Power Holdings Co. Ltd., ADR	2,392,390
67,900		Textron Inc.	2,951,613
		TOTAL	81,747,645
		Information Technology--17.1%
174,100	[1]	Activision Blizzard, Inc.	6,264,118
157,400	[1]	Adobe Systems, Inc.	6,508,490
144,100	[1]	Agilent Technologies, Inc.	5,196,246
87,500	[1]	Akamai Technologies, Inc.	2,042,250
238,700	[1]	Amdocs Ltd.	7,258,867
79,500	[1]	Ansys, Inc.	3,647,460
39,200	[1]	Apple, Inc.	6,230,840
289,400		Applied Materials, Inc.	5,012,408
120,600	[1]	Broadcom Corp.	2,929,374
144,100	[1]	Citrix Systems, Inc.	3,838,824
165,500	[1]	EMC Corp. Mass	2,484,155
160,000	[1]	EMCORE Corp.	787,200
69,300	[1]	Electronic Arts, Inc.	2,992,374
79,800		KLA-Tencor Corp.	2,999,682
109,900	[2]	Linear Technology Corp.	3,412,395
120,700	[1]	MEMC Electronic Materials, Inc.	5,577,547
132,000	[1]	NVIDIA Corp.	1,510,080
8,400		Nintendo Corp. Ltd.	4,050,647
76,100		Paychex, Inc.	2,505,212
23,900	[1]	Research in Motion Ltd.	2,935,398
54,600	[1]	Salesforce.com Inc.	3,482,934
96,200	[1]	Verisign, Inc.	3,130,348
123,700	[1]	Yahoo, Inc.	2,460,393
		TOTAL	87,257,242
		Materials--9.0%
68,500		Alcoa, Inc.	2,311,875
71,100		Cleveland Cliffs, Inc.	7,707,951
208,500	[1]	Crown Holdings, Inc.	5,844,255
23,600		Freeport-McMoRan Copper & Gold, Inc.	2,283,300
67,900		Nucor Corp.	3,885,238
224,800	[1]	Owens-Illinois, Inc.	9,495,552
256,500	[1]	Pactiv Corp.	6,184,215
18,500		Potash Corp. of Saskatchewan, Inc.	3,778,995
27,800		United States Steel Corp.	4,458,008
		TOTAL	45,949,389
		Telecommunication Services--2.3%
101,600	[1]	American Tower Systems Corp.	4,257,040
72,900	[1]	Crown Castle International Corp.	2,784,780
89,800	[1]	NII Holdings, Inc.	4,908,468
		TOTAL	11,950,288
		Utilities--1.5%
252,000	[1]	AES Corp.	4,067,280
49,500	[1]	NRG Energy, Inc.	1,796,355
107,700	[1]	Reliant Resources, Inc.	1,950,447
		TOTAL	7,814,082
		TOTAL COMMON STOCKS (IDENTIFIED COST $474,576,527)	490,640,262
		EXCHANGE-TRADED FUND--1.0%
101,260		iShares S&P Latin American 40 Index Fund (IDENTIFIED COST $4,947,077)	5,113,630
		MUTUAL FUND—8.5%
43,612,228	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 2.58% (AT NET ASSET VALUE)	43,612,228
		TOTAL INVESTMENTS—105.5% (IDENTIFIED COST $523,135,832)[6]	539,366,120
		OTHER ASSETS AND LIABILITIES – NET—(5.5)%[7]	(28,110,272)
		TOTAL NET ASSETS—100%	$511,255,848

At July 31, 2008, the Fund had an outstanding foreign exchange contract as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contract at Value	Unrealized Appreciation
Contract Purchased:
8/1/2008	206,101,350 Japanese Yen	$1,904,114	$1,910,380	$6,266
Unrealized Appreciation on the Foreign Exchange Contract is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2	Certain or all shares are temporarily on loan to unaffiliated brokers/dealers.
As of July 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$26,821,002	$27,695,829
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At July 31, 2008, the cost of investments for federal tax purposes was $523,135,832. The net unrealized appreciation of investments for federal tax purposes was $16,230,288. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $57,434,012 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,203,724.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Strategic Value Fund

Portfolio of Investments

July 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS—95.0%
		Consumer Discretionary--1.6%
612,845		Regal Entertainment Group	$10,203,869
		Consumer Staples--23.6%
504,485		Altria Group, Inc.	10,266,270
567,865		Diageo PLC	9,877,128
554,970		H.J. Heinz Co.	27,959,389
203,900		Hershey Foods Corp.	7,497,403
210,675		Kimberly-Clark Corp.	12,183,335
832,475		Kraft Foods, Inc., Class A	26,489,355
378,130		Philip Morris International, Inc.	19,530,415
407,931		Reynolds American, Inc.	22,774,788
271,422		UST, Inc.	14,279,511
		TOTAL	150,857,594
		Energy--6.2%
217,385		BP PLC, ADR	13,356,134
772,107		ENI SpA	26,118,236
		TOTAL	39,474,370
		Financials--22.3%
530,380		BB&T Corp.	14,861,248
748,945		Bank of America Corp.	24,640,291
59,008		Deutsche Bank AG	5,480,763
296,590		Gallagher (Arthur J.) & Co.	7,542,284
470,820		ING Groep N.V.	15,391,179
2,608,970		Lloyds TSB Group PLC	15,230,652
115,110		Mercury General Corp.	5,814,206
798,830		New York Community Bancorp, Inc.	13,276,555
278,955		SunTrust Banks, Inc.	11,453,892
251,305		Synovus Financial Corp.	2,389,911
879,915		U.S. Bancorp	26,934,198
		TOTAL	143,015,179
		Health Care--8.1%
1,006,415		Bristol-Myers Squibb Co.	21,255,485
165,519		GlaxoSmithKline PLC	3,853,425
1,427,055		Pfizer, Inc.	26,643,117
		TOTAL	51,752,027
		Industrials--1.8%
233,695		General Electric Co.	6,611,232
230,805		Macquarie Infrastructure Co. LL	5,174,648
		TOTAL	11,785,880
		Materials--0.7%
164,645		Packaging Corp. of America	4,201,740
		Telecommunication Services—19.1%
256,525		AT&T, Inc.	7,903,535
1,423,234		BT Group PLC	4,785,392
850,740		Deutsche Telekom AG, Class REG	14,789,045
344,450		France Telecommunications	10,936,706
981,840		Frontier Communications Corp.	11,350,070
4,483,497		Telstra Corp. Ltd.	18,850,983
514,355		Verizon Communications, Inc.	17,508,644
5,615,440		Vodafone Group PLC	15,077,339
1,752,530		Windstream Corp.	20,890,158
		TOTAL	122,091,872
		Utilities--11.6%
76,965		Ameren Corp.	3,162,492
1,057,300		Duke Energy Corp.	18,587,334
261,397		Pinnacle West Capital Corp.	8,775,097
430,675		Progress Energy, Inc.	18,221,859
347,128		Southern Co.	12,284,860
499,449		United Utilities Group PLC, ADR	13,609,969
		TOTAL	74,641,611
		TOTAL COMMON STOCKS (IDENTIFIED COST $685,302,884)	608,024,142
		MUTUAL FUND--4.0%
25,488,454	[1,2]	Prime Value Obligations Fund, Institutional Shares, 2.58% (AT NET ASSET VALUE)	25,488,454
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $710,791,338)[3]	633,512,596
		OTHER ASSETS AND LIABILITIES---NET—1.0%[4]	6,605,360
		TOTAL NET ASSETS---100%	$640,117,956

1	Affiliated company.
2	7-Day net yield.
3
At July 31, 2008, the cost of investments for federal tax purposes was $710,791,338. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $77,278,742. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,269,987 and net unrealized depreciation from investments for those securities having an excess of cost over value of $95,548,729.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Equity Funds

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	September 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	September 22, 2008